Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2017
Disclosure of basis of preparation [Abstract]
Basis of Preparation of the Financial Statements
Note 2 -  Basis of Preparation of the Financial Statements

A.	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were approved by the Company's Board of Directors on March 25, 2018.

B.	Functional and presentation currency

These consolidated financial statements are presented in New Israeli Shekels ("NIS"), which is the Group's functional currency, and are rounded to the nearest million unless otherwise indicated. NIS is the currency that represents the primary economic environment in which the Group operates.

C.	Basis of measurement

These consolidated financial statements have been prepared on the basis of historical cost except for the following assets and liabilities: current investments and derivative financial instruments that are measured at fair value through profit or loss, deferred tax assets and liabilities, assets and liabilities in respect of employee benefits and provisions.

For further information regarding the measurement of these assets and liabilities see Note 3, regarding Significant Accounting Policies.

D.	Convenience translation into U.S. dollars ("dollars" or "$")

For the convenience of the reader, the reported NIS figures as of December 31, 2017 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2017 (NIS 3.467 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

E.	Use of estimates and judgments

Use of estimates
Information about estimates, uncertainty and critical judgments about provisions and contingent liabilities, is described in Notes 14 and 31. In addition, information about critical estimates, made while applying accounting policies and that have the most significant effect on the consolidated financial statements are described below:

Impairment testing of trade and other receivables
The financial statements include an impairment loss in trade and other receivables which properly reflect, according to management's estimation, the potential loss from non-recoverable amounts. The Group provides for impairment loss based on its experience in collecting past debts, as well as on information on specific debtors. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. See also Note 21.

Impairment testing and useful life of assets
The Group regularly reviews the carrying amounts of its assets to determine whether there is any indication that those assets have suffered an impairment loss. See also Note 3H.

The useful economic life of the Group's assets is determined by management at the time the asset is acquired and regularly reviewed for appropriateness. The Group defines useful life of its assets in terms of the assets' expected utility to the Group. This judgment is based on the experience of the Group with similar assets. The useful economic life of licenses is based on the duration of the license agreement. The useful economic life of capitalized customer acquisition costs is based on the expected service period from these contracts. See also Notes 3D and 3F.

Impairment testing of goodwill
The Group reviews a cash generating unit containing goodwill for the purpose of testing it for impairment at least once a year. Determining the recoverable amount requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit and also to choose a suitable discount rate for those cash flows which represents market estimates as for the time value of the money and the specific risks that are related to the cash-generating unit. Determining the estimates of the future cash flows is based on management past experience and management best estimates as for the economic conditions that will exist over the rest of the remaining useful life of the cash generating unit. Further details are given in Note 3H.

Legal claims
In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Group takes into consideration the opinion of its legal counsels and their best professional judgment, the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates. See also Note 31.

Uncertain tax positions
When assessing amounts of current and deferred taxes, the Group takes into consideration the effect of the uncertainty that its tax positions will be accepted and of the Group incurring any additional tax and interest expenses. The Group is of the opinion that the cumulative tax liability is fair for all the years in respect of which final tax assessments have not yet been received, based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience. This assessment is based on estimates and assumptions that may also include assessments and exercising judgment regarding future events. It is possible that new information will become known in future periods that will require the Group to change its estimate regarding the tax liability that was recognized, and any such changes will be expensed immediately in that period. See also Note 28.

Change in estimates
During the year ended December 31, 2017 management has updated estimates as follows:

1.
Towards the end of the Company's 2G and 3G frequencies (the "Frequencies") original amortization period, the Company's annual depreciation committee examined the estimated useful life of the Frequencies. Based on Company's estimate, the Company will continue to use the Frequencies at least for the next 10 years.

The estimated useful life of the Frequencies was determined in the past according to the period of the Company's cellular license (until 2022).

According to applicable law, the Company's cellular license may be extended for additional 6-year periods, subject to the requirements set in the license. The Company estimates that based on its experience and acquaintance with the communications market in Israel, if current conditions continue, there is high probability that the license will be extended for an additional term of 6 years.

In light of the aforesaid, the estimated useful life of the Frequencies has been re-evaluated for the first time, for an additional period of ten years, starting from the beginning of the second quarter of 2017 and ending in 2028 (instead of 18-20 years ending in 2022, as originally estimated).

2.
In light of the accumulated experience in the Group's operation in connection with internet services and television over the internet services, the Company's annual depreciation committee examined the estimated useful life of certain fixed asset items that are used for these services. Following this examination, the estimated useful life of these items has been re-evaluated for the first time, starting from the beginning of the fourth quarter of 2017 to 3-6 years from their purchase date (instead of 2-3 years, as originally estimated).

The effect of these changes on the consolidated financial statements, in current and future years is as follows:

	2017	2018	2019	2020	2021	Subsequently
	NIS millions

Decrease (Increase) in depreciation expenses	19	33	17	5	6	(80)

F.	Changes in the accounting policies

IFRS15, Revenue from Contracts with Customers

Effective January 1, 2017 the Group early adopted International Financial Reporting Standard 15 (“IFRS 15” or “the standard”), which provides guidance on revenue recognition.

The standard introduces a new five step model for recognizing revenue from contracts with customers:

1.	Identifying the contract with the customer.
2.	Identifying separate performance obligations in the contract.
3.	Determining the transaction price.
4.	Allocating the transaction price to separate performance obligations.
5.	Recognizing revenue when the performance obligations are satisfied.

The standard was applied using the cumulative effect approach as from the initial date of application.
In respect of contracts which have not been concluded until the date of transition, such change did not have a material impact on the retained earnings at the initial date of application.

In the framework of the initial application of the standard, the Group has chosen to apply the following exemptions:

1.	Application of the cumulative effect approach only for contracts not completed at the transition date; and
2.	Examining the aggregate effect of contract changes that occurred before the date of initial application, instead of examining each change separately.

The main impact of the standard on the Group's financial statements is that customer acquisition costs are capitalized when it is expected that the Group will recover these costs, instead of recognizing these costs in profit or loss as incurred, as was done prior to the adoption of the standard. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and are amortized to profit or loss, in accordance with the expected service period from these contracts (over a period of 2-3 years). Such customer acquisition costs capitalization, had a material positive effect on the Group's results of operations for 2017, which is expected to continue in the coming years, and will be leveled off in later years.

In the statements of cash flows, customer acquisition costs paid are presented as part of cash flows used in investing activities and the amortization of capitalized customer acquisition costs, is presented under depreciation and amortization as part of cash flows from operating activities.

The Group applies the practical exemption specified in the standard and recognizes customer acquisition costs in profit or loss when the expected amortization period of these costs is one year or less.

The tables below present the effects on the Group's consolidated statements of financial position as at December 31, 2017 and on the Group's consolidated statements of income for the year ended at December 31, 2017, assuming that the previous revenue recognition policy would have continued in that period:

The effect on the consolidated statements of financial position as at December 31, 2017:

	According to the previous policy	Effect of the standard*	According to IFRS 15

	NIS millions
Intangible assets and others, net	1,167	93	1,260
Current tax assets, net	22	(22)	-
Retained earnings	1,365	71	1,436

The effect on the consolidated statements of income for the year ended December 31, 2017:

	According to the previous policy	Effect of the standard*	According to IFRS 15

	NIS millions

Revenues	3,871	-	3,871
Cost of revenues	(2,680)	-	(2,680)

Gross profit	1,191	-	1,191

Selling and marketing expenses	(572)	93	(479)
General and administrative expenses	(426)	-	(426)
Other income, net	11	-	11

Operating profit	204	93	297

Financing income	52	-	52
Financing expenses	(196)	-	(196)
Financing expenses, net	(144)	-	(144)

Profit before taxes on income	60	93	153

Taxes on income	(18)	(22)	(40)
Profit for the period	42	71	113
Attributable to:
Owners of the Company	41	71	112
Non-controlling interests	1	-	1
Profit for the period	42	71	113

Earnings per share
Basic earnings per share (in NIS)	0.40	0.71	1.11

Diluted earnings per share (in NIS)	0.40	0.70	1.10

The effect on the consolidated statements of cash flow for the year ended December 31, 2017:

	Year ended December 31, 2017
	According to the previous policy	Effect of the standard*	According to IFRS 15
	NIS millions

Net cash from operating activities	667	107	774
Net cash used in investing activities	(537)	(107)	(644)

* According to the standard, incremental costs of obtaining a contract with a customer are recognized as an asset when it is probable that the Group will recover those costs. Accordingly, incremental incentives and commissions paid to Group employees and resellers for securing contracts with customers, are recognized as an asset and amortized to profit or loss in accordance with the expected service period from these contracts.

Amendment to IAS 7, Statement of Cash Flows

According to the Amendment, it is required to provide disclosures that will enable the users of the financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes. These disclosures are to be provided with respect to the following changes in liabilities arising from financing activities:

•	changes from financing cash flows;

•	changes arising from obtaining or losing control of subsidiaries or other businesses;

•	the effect of changes in foreign exchange rates;

•	changes in fair values; and other changes.

The Amendment is applicable prospectively. The new disclosure requirements were included in Note 17 regarding Debentures and Long-term Loans from Financial Institutions.

H.	Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*
As of December 31, 2017	3.467	221.35
As of December 31, 2016	3.845	220.68
As of December 31, 2015	3.902	221.35

Change during the year:

Year ended December 31, 2017	(9.83)%	0.30%
Year ended December 31, 2016	(1.46)%	(0.30)%
Year ended December 31, 2015	0.33%	(0.90)%

*According to 1993 base index.